Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of warrants activities
	Number of shares	Weight- average
	issuable	exercise price
Balance at January 1, 2019	-	$-
Outstanding and exercisable at January 1, 2019	-	-
Balance at December 31, 2019	-	-
Outstanding and exercisable at December 31, 2019	-	-
Granted	2,300,000	5.50
Balance at December 31, 2020	2,300,000	5.50
Outstanding and exercisable at December 31, 2020	2,300,000	5.50
Granted	31,900,000	8.03
Exercised	(13,600,000)	5.32
Balance at December 31, 2021	20,600,000	9.54
Outstanding and exercisable at December 31, 2021	20,600,000	$9.54